S000055250 [Member] Investment Strategy - Multi-Manager Directional Alternative Strategies Fund	Apr. 30, 2026
Prospectus [Line Items]
Strategy [Heading]	Principal Investment Strategies
Strategy Narrative [Text Block]
Under normal circumstances, the Fund invests at least 80% of its net assets (plus the amount of any borrowings for investment purposes) in alternative investments. Alternative strategies include investments in asset classes and investment strategies that differ from traditional equity investments and strategies and, for purposes of this policy, include real estate securities, global tactical allocation strategies, long-short equities, currencies and derivatives.
The Fund pursues its investment objective by allocating the Fund’s assets among different asset managers that collectively use various investment styles and strategies, including, for example, fundamental (bottom-up), macroeconomic (top-down), and/or quantitative methods or models, across different markets. The Fund’s investment manager, Columbia Management Investment Advisers, LLC (Columbia Management or the Investment Manager), and investment subadvisers (Subadvisers) each provide day-to-day portfolio management for a portion of the Fund’s assets, or sleeve of the Fund. The Investment Manager and the Subadvisers employ a variety of investment strategies, including alternative strategies, that involve techniques and practices that are designed to seek capital appreciation through participation in the broad equity and other markets while hedging overall market exposure relative to traditional long-only equity strategies, which may from time to time be coupled with strategies seeking traditional long-only equity exposure. Generally, the Fund seeks to provide higher risk-adjusted returns with lower volatility compared to equity markets.
The Fund may employ global asset tactical allocation strategies. “Global asset tactical allocation strategies” are also top-down investment strategies that more actively and tactically adjust allocations among asset classes, sectors, regions, or markets in response to changing market conditions and investment opportunities.
Columbia Management is responsible for providing day-to-day portfolio management of a portion of the Fund’s assets and is also responsible for oversight of the Subadvisers. The Fund’s Subadvisers are Boston Partners Global Investors, Inc., dba Boston Partners (Boston Partners), Los Angeles Capital Management LLC (Los Angeles Capital) and Summit Partners Public Asset Management, LLC (Summit Partners). Columbia Management, subject to the oversight of the Fund’s Board of Trustees, determines the allocation of the Fund’s assets to each sleeve, and may change these allocations at any time. Columbia Management and the Subadvisers act independently of each other and use their own methodologies for selecting investments.
The Subadvisers’ investment strategies and techniques may involve seeking to exploit disparities or inefficiencies in markets, geographical areas and companies; seeking to take advantage of security mispricings or anticipated price movements; seeking to hedge equity market exposure; and/or seeking to benefit from cyclical themes and relationships and/or special situations and events (such as mergers, acquisitions or reorganizations). Such strategies are subject to risks that are relatively unrelated to the broad equity markets.
The Fund may invest in foreign and domestic equity securities (including common stock, preferred stock, convertible securities, depositary receipts, limited partnership interests, trust certificates, real estate investment trusts (REITs), equity participations, warrants and rights) as well as derivative instruments (including futures, forwards, and swaps), and exchange-traded funds (ETFs) and other investment companies.
The Fund may take both long and short positions in all of its investments. A long position is an ordinary purchase of a currency, security, or other asset. The Fund may take a short position or sell a security held in the portfolio if the Fund believes that there is deterioration (or expected deterioration) in the issuer’s financial circumstances or fundamental prospects; if other investments are more attractive; or for other reasons. Similarly, the Fund may also take long and short positions in a derivative instrument. A long position in a derivative instrument will benefit from an increase in the price of the underlying instrument. A short position in a derivative instrument will benefit from a decrease in price of the underlying instrument and will lose value if the price of the underlying instrument increases. A sleeve may at any time have either a net long exposure or a net short exposure to markets, and neither the sleeves nor the Fund’s portfolio as a whole will be managed to maintain any fixed net long or net short market exposure. Actual long and short exposures will vary over time based on factors such as market movements and assessments of market conditions.
The Fund may invest in early stage companies and initial public offerings. The Fund may invest in companies of any market capitalization and may invest without limitation in foreign securities or instruments and currencies, including investments in emerging market instruments.
It is anticipated that the Fund will make substantial use of derivatives, including both exchange-traded and over-the-counter (OTC) instruments. The Fund may invest in forward contracts (including forward foreign currency contracts and forward interest rate agreements), futures (including currency futures, equity futures, index futures, and interest rate futures), options (including options on futures, indexes, currencies, equities and interest rates), swaps (including credit default swaps, interest rate swaps, equity swaps, index swaps, swaps on equity and futures, cross-currency swaps, total return swaps, and contracts for difference (CFDs)), and options on swaps (commonly known as swaptions). The Fund may use these derivatives in an effort to implement the Fund’s strategy, to produce incremental earnings and enhance total return, to hedge existing positions, to increase market exposure (including using derivatives as a substitute for the purchase or sale of the underlying security or other asset), to manage certain investment risks and/or as a substitute for the purchase or sale of securities or currencies, and/or to change the Fund’s effective duration. One or more of the strategies used by the Fund may result in leveraged exposure in general and to one or more specific asset classes.
The Fund expects to hold a significant amount of cash, U.S. Treasury securities, money market instruments (which may include investments in one or more affiliated or unaffiliated money market funds or similar vehicles), other high-quality or short-term investments, or other liquid assets to meet its segregation obligations as a result of its investment in derivatives and short positions.
Each sleeve manager’s investment strategy may involve the frequent trading of portfolio securities.